Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 2,066,498	$ (347,091)	$ 6,610,516
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	946,457	1,074,671	1,206,706
Bad debt expense	1,546	8,116	10,750
Share-based compensation expense	611,480	411,997	335,519
Gain on insurance proceeds, net	(2,199,463)	0	0
Gain on debt extinguishment─PPP Loan principal	0	0	(4,981,400)
Loss on disposal of property and equipment	8,335	22,247	30,463
(Increase) decrease in:
Trade accounts receivable	2,234,397	(2,595,869)	(825,416)
Other receivables	(107,845)	2,167,014	(2,181,311)
Income taxes refundable	(81,844)	0	25,003
Inventories	(4,327,560)	(3,134,958)	795,959
Prepaid expenses and other assets	(55,244)	9,125	(76,834)
Other assets	92,036	392,597	70,081
Increase (decrease) in:
Accounts payable and accrued expenses	479,372	1,068,549	1,357,106
Accrued compensation and payroll taxes	77,229	218,780	90,464
Income taxes payable	4,656	4,977	(865)
Other noncurrent liabilities	(145,726)	(887,699)	(350,153)
Net cash provided by (used in) operating activities	(395,676)	(1,587,544)	2,116,588
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(520,847)	(279,810)	(166,227)
Insurance proceeds received	1,946,992	0	0
Investment in intangible assets	(1,996)	(22,789)	(26,640)
Proceeds from sale of property and equipment	4,500	10,134	0
Net cash provided by (used in) investing activities	1,428,649	(292,465)	(192,867)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(115,852)	(111,141)	0
Principal payments on long-term debt	(1,853,358)	(324,849)	(312,115)
Payments for financing costs	(100,000)	(100,000)	(91,667)
Principal payments on financing lease	(35,724)	(34,069)	(5,777)
Net cash provided by (used in) financing activities	219,800	1,963,696	(1,932,311)
Net increase (decrease) in cash	1,252,773	83,687	(8,590)
Cash at beginning of year	215,936	132,249	140,839
Cash at end of year	1,468,709	215,936	132,249
Supplemental disclosure of cash flow information:
Cash payments for interest	1,028,762	640,592	492,547
Income taxes paid, net of refunds	221,993	17,384	(10,656)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	22,081	31,560	33,842
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from note payable, revolver	79,258,692	71,733,254	58,867,884
Payments on note payable, revolver	$ (76,933,958)	$ (69,199,499)	$ (60,390,636)